Trade Accounts Payable (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Payable
Trade accounts payable related to supply chain financing	R$ 4,942,713	R$ 4,941,716